Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other assets
Advance payments	₩ 217,679	₩ 217,997
Prepaid expenses	170,544	146,628
Contract Cost	1,738,164	1,727,468
Contract assets	800,806	832,520
Others	18,929	15,237
Less: Non-current	(843,991)	(827,297)
Current	2,102,131	2,112,553
Other liabilities
Advances received	1,303,288	682,880
Withholdings	154,355	159,080
Unearned revenue	38,327	27,392
Lease liabilities	1,059,453	1,179,909
Contract liabilities	273,320	278,749
Others	31,203	30,848
Less: Non-current	(782,520)	(950,015)
Current	₩ 2,077,426	₩ 1,408,843